Finance expense and finance and other income	12 Months Ended
Mar. 31, 2025
Finance expense and finance and other income
Finance expense and finance and other income

19.Finance expense and finance and other income

Finance expense of €67m (2024: €83m; 2023: €77m) primarily relates to interest on debt obligations. Finance and other income of €291m (2024: €145m; 2023: €42m) primarily relates to deposit interest and supplier compensation (the details of which are confidential).